NEWMARK RISK-MANAGED OPPORTUNISTIC FUND

CERTIFICATION PURSUANT TO RULE 497(j)

August 5th, 2013

The undersigned, on behalf of the NEWMARK RISK-MANAGED OPPORTUNISTIC FUND (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated July 30, 2013, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ S. Bob Rezaee

By S. Bob Rezaee

Chairman, Newmark Risk-Managed Opportunistic Fund